UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Transwestern Securities Management, L.L.C.
Address: 150 N. Wacker Drive
	 Suite 800
	 Chicago, IL 60606

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: James P. McNamara
Title: Director of Operations
Phone: 312 499 1975
Signature, Place, and Date of Signing:
James P. McNamara
Chicago, IL, USA
February 14, 2008

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: Henderson Group, PLC Form 13F File Number Name
28-10904

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 6098 (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None


Name of Issuer                       Title of        Cusip       vALUE  SHRS PRN  SH/ PUT    INVESTMENT   OTHER      VOTING
                                      Class                    (X$1000) OR AMT   PRN CALL    DISCRETION  MANAGERS   AUTHORITY
                                                                                                                     SOLE
AMERICAN CAMPUS CMNTYS INC           COM            024835100     246     9172    SH           Sole        N/A        9172
ALEXANDRIA REAL ESTATE EQ INC        COM            015271109     212     2081    SH           Sole        N/A        2081
BRE PROPERTIES INC                   CL A           05564E106     244     6029    SH           Sole        N/A        6029
DIGITAL RLTY TR INC                  COM            253868103     204     5308    SH           Sole        N/A        5308
DIAMONDROCK HOSPITALITY CO           COM            252784301     165    10990    SH           Sole        N/A       10990
ESSEX PPTY TR INC                    COM            297178105     340     3484    SH           Sole        N/A        3484
FEDERAL REALTY INVT TRUST            SH BEN INT NEW 313747206     258     3146    SH           Sole        N/A        3146
HEALTH CARE REIT INC                 COM            42217K106     407     9110    SH           Sole        N/A        9110
INLAND REAL ESTATE CORP              COM NEW        457461200     174    12259    SH           Sole        N/A       12259
CAPITAL LEASE INC                    COM            140288101     141    16705    SH           Sole        N/A       16705
MID-AMER APT CMNTYS INC              COM            59522J103     255     5958    SH           Sole        N/A        5958
MGM MIRAGE                           COM            552953101     151     1799    SH           Sole        N/A        1799
MEDICAL PPTYS TRUST INC              COM            58463J304     325    31908    SH           Sole        N/A       31908
PROLOGIS                             SH BEN INT     743410102     732    11547    SH           Sole        N/A       11547
REGENCY CTRS CORP                    COM            758849103     425     6591    SH           Sole        N/A        6591
SL GREEN RLTY CORP                   COM            78440X101     309     3309    SH           Sole        N/A        3309
SIMON PPTY GROUP INC NEW             COM            828806109     907    10444    SH           Sole        N/A       10444
TAUBMAN CTRS INC                     COM            876664103     323     6564    SH           Sole        N/A        6564
VORNADO RLTY TR                      SH BEN INT     929042109     431     4899    SH           Sole        N/A        4899

                                                                  6098
